UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10609
Investment Company Act File Number

SMID-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Beverages — 0.8%
Constellation Brands, Inc., Class A(1)	127,070	$2,024,225

		$2,024,225

Capital Markets — 8.2%
Affiliated Managers Group, Inc.(1)	159,340	$10,731,549
Greenhill & Co., Inc.	40,750	3,269,780
SEI Investments Co.	458,040	8,024,861

		$22,026,190

Commercial Banks — 1.9%
City National Corp.	110,380	$5,033,328

		$5,033,328

Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	147,970	$5,420,141

		$5,420,141

Construction & Engineering — 2.3%
Jacobs Engineering Group, Inc.(1)	160,940	$6,052,953

		$6,052,953

Containers & Packaging — 2.0%
AptarGroup, Inc.	149,030	$5,326,332

		$5,326,332

Distributors — 2.2%
LKQ Corp.(1)	306,230	$5,999,046

		$5,999,046

Diversified Consumer Services — 2.0%
Matthews International Corp., Class A	153,410	$5,435,316

		$5,435,316

Electrical Equipment — 1.7%
AMETEK, Inc.	121,550	$4,648,072

		$4,648,072

Electronic Equipment, Instruments & Components — 4.9%
Amphenol Corp., Class A	44,900	$2,073,482
Dolby Laboratories, Inc., Class A(1)	28,590	1,364,601
FLIR Systems, Inc.(1)	128,100	4,191,432
National Instruments Corp.	91,610	2,697,915
Rofin-Sinar Technologies, Inc.(1)	115,140	2,718,455

		$13,045,885

Energy Equipment & Services — 2.7%
FMC Technologies, Inc.(1)	57,610	$3,332,163
Oceaneering International, Inc.(1)	68,660	4,017,983

		$7,350,146

Health Care Equipment & Supplies — 5.0%
DENTSPLY International, Inc.	210,350	$7,398,009
Varian Medical Systems, Inc.(1)	129,870	6,084,410

		$13,482,419

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	140,400	$7,385,040

		$7,385,040

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.2%
Sonic Corp.(1)	579,400	$5,834,558

		$5,834,558

Household Durables — 0.7%
Mohawk Industries, Inc.(1)	42,200	$2,008,720

		$2,008,720

Household Products — 1.5%
Church & Dwight Co., Inc.	65,680	$3,970,356

		$3,970,356

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	116,480	$3,990,605

		$3,990,605

Insurance — 7.0%
HCC Insurance Holdings, Inc.	239,120	$6,688,186
Markel Corp.(1)	35,537	12,082,580

		$18,770,766

IT Services — 1.5%
Total System Services, Inc.	233,760	$4,037,035

		$4,037,035

Life Sciences Tools & Services — 4.3%
Bio-Rad Laboratories, Inc., Class A(1)	63,280	$6,103,989
Mettler-Toledo International, Inc.(1)	51,290	5,384,937

		$11,488,926

Machinery — 4.1%
Graco, Inc.	113,510	$3,242,981
IDEX Corp.	190,660	5,939,059
Valmont Industries, Inc.	24,950	1,957,327

		$11,139,367

Marine — 2.4%
Kirby Corp.(1)	188,410	$6,562,320

		$6,562,320

Media — 5.1%
John Wiley & Sons, Inc., Class A	112,530	$4,712,756
Morningstar, Inc.(1)	183,440	8,867,490

		$13,580,246

Personal Products — 1.7%
Alberto-Culver Co.	159,980	$4,685,814

		$4,685,814

Professional Services — 0.8%
IHS, Inc.(1)	37,360	$2,047,702

		$2,047,702

Real Estate Management & Development — 3.0%
Forest City Enterprises, Inc., Class A(1)	690,648	$8,135,834

		$8,135,834

Road & Rail — 2.2%
Landstar System, Inc.	155,010	$6,009,738

		$6,009,738

Software — 10.8%
ANSYS, Inc.(1)	140,330	$6,098,742
Blackbaud, Inc.	341,090	8,059,957
FactSet Research Systems, Inc.	61,110	4,025,316

Security	Shares	Value
Fair Isaac Corp.	321,050	$6,841,575
Jack Henry & Associates, Inc.	171,260	3,959,531

		$28,985,121

Specialty Retail — 9.4%
Aaron’s, Inc.	237,860	$6,595,858
CarMax, Inc.(1)	214,120	5,192,410
O’Reilly Automotive, Inc.(1)	212,230	8,090,208
Sally Beauty Holdings, Inc.(1)	350,330	2,680,024
Tiffany & Co.	61,700	2,653,100

		$25,211,600

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	70,030	$2,733,971

		$2,733,971

Total Common Stocks (identified cost $225,921,314)		$262,421,772

Total Investments — 97.6% (identified cost $225,921,314)		$262,421,772

Other Assets, Less Liabilities — 2.4%		$6,456,220

Net Assets — 100.0%		$268,877,992

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any financial instruments outstanding at December 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$228,379,381

Gross unrealized appreciation	$34,585,359
Gross unrealized depreciation	(542,968)

Net unrealized appreciation	$34,042,391

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$262,421,772	$—	$—	$262,421,772

Total Investments	$262,421,772	$—	$—	$262,421,772

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010